RECLAMATION AND REMEDIATION PROVISION	12 Months Ended
Dec. 31, 2019
RECLAMATION AND REMEDIATION PROVISION
RECLAMATION AND REMEDIATION PROVISION

14.    RECLAMATION AND REMEDIATION PROVISION

The Company’s reclamation and remediation provision relates to site restoration, clean-up, ongoing treatment, and monitoring at Tucano in Brazil, the GMC and Topia in Mexico, and Coricancha in Peru.

	December 31, 2019			December 31, 2018
	Total	Current	Non-current	Total	Current	Non-current
Tucano	$17,079	$—	$17,079	$—	$—	$—
THE GMC	8,725	—	8,725	1,986	—	1,986
Topia	4,697	—	4,697	1,514	—	1,514
Coricancha	25,073	4,927	20,146	23,920	4,473	19,447
	$55,574	$4,927	$50,647	$27,420	$4,473	$22,947

	December 31,	December 31,
	2019	2018
Balance, January 1	$27,420	$27,411
Acquisition of Beadell (note 5)	12,909	—
Change in estimates	13,389	(888)
Accretion	1,840	897
Foreign exchange	16	—
Reclamation and remediation provision, end of period	$55,574	$27,420

In 2019, the change in reclamation estimates at the GMC were $6,829 (2018 –$214) and the change in reclamation estimates at Topia were $2,923 (2018 – $nil).  These were expensed to exploration, evaluation and development expenses as development costs are expensed for the site or the costs are not recoverable.

The reclamation and remediation provision for the GMC and Topia operations is based on the following assumptions:

	2019	2018
Total estimated cash flows	$13,255	$3,684
Expected settlement of obligations (years)	2021 – 2045	2021 – 2044
Weighted average risk-free rate (discount rate)
THE GMC	1.9%	2.7%
Topia	2.1%	2.8%

A  1% change in the discount rate while holding the other assumptions constant would decrease or increase the provision by $1,131.

The reclamation and remediation provision for Coricancha is based on the following assumptions:

	2019	2018
Total estimated cash flows	$33,795	$33,941
Expected settlement of obligations (years)	2020 – 2049	2019 – 2047
Weighted average risk-free rate (discount rate)	3.4%	5.4%

A  1% change in the discount rate would decrease or increase the provision by $1,479 while holding the other assumptions constant.

The reclamation and remediation provision for Tucano is based on the following assumptions:

2019
Total estimated cash flows	$19,731
Expected settlement of obligations (years)	2024 – 2029
Weighted average risk-free rate (discount rate)	6.7%

A  1% change in the discount rate would decrease or increase the provision by $846 while holding the other assumptions constant.